Atlantic Acquisition (Tables)	12 Months Ended
Mar. 31, 2022
Atlantic Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Schedule of allocation of total purchase price to net assets acquired [Table Text Block]
Current assets	$671,709
Plant and equipment	12,898,994
Land	662,910
Building	4,576,290
Sales taxes refunds	75,780
Intangible assets*	696,192
Goodwill**	13,154,585
Accounts payable	(3,198,591)
Long-term debt	(10,978,065)
Net assets acquired	$18,559,804

Consideration paid	Contingent to	Closing to
	April 15, 2021	March 31, 2022

Closing common shares - 800,000	15,174,278	15,174,278
Milestone common shares - 200,000	3,385,526	2,017,054
Total consideration	$18,559,804	$17,191,332

As part of the transaction, the Company also acquired a $10,978,065 (C$13,639,249) term loan (Note 16) included in the long-term debt acquired. As part of the transaction, the Company incurred $83,197 of transaction costs which is included in general and administrative expenses.

* Intangible assets includes an internally generated mining monitoring, tracking and generating software.

** Goodwill represents expected synergies, future income growth potential, and other intangibles that do not qualify for separate recognition. None of the goodwill arising on the acquisition is expected to be deductible for tax purposes.